`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     July 23, 2010

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:	61

Form 13F Information Table Value Total:	198,807

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp New                  COM              00206R102      508    20984 SH       Sole                                      20984
Abbott Laboratories            COM              002824100     3422    73141 SH       Sole                                      73141
Advantage Oil & Gas LTD Com NP COM              00765F101      204    35045 SH       Sole                                      35045
Altria Group Inc               COM              02209S103      391    19487 SH       Sole                                      19487
Apple Computers                COM              037833100      899     3573 SH       Sole                                       3573
Bank Of America Corp New       COM              060505104      180    12533 SH       Sole                                      12533
Berkshire Hathaway Inc Del Cl  COM              084670108     1920       16 SH       Sole                                         16
Berkshire Hathaway Inc Del Cl  COM              084670702    16144   202580 SH       Sole                                     202580
Boston Scientific Corp         COM              101137107       62    10725 SH       Sole                                      10725
Bristol Myers Squibb           COM              110122108      279    11195 SH       Sole                                      11195
Campbell Str Alloc Lp Unit L P COM              134441104      209       92 SH       Sole                                         92
Cel-Sci Corp Com New           COM              150837409        5    10000 SH       Sole                                      10000
Chesapeake Energy Corp Com     COM              165167107      271    12930 SH       Sole                                      12930
ChevronTexaco Corp Com         COM              166764100     8135   119883 SH       Sole                                     119883
Cisco Sys Inc                  COM              17275R102      210     9858 SH       Sole                                       9858
Cit Group Inc. New             COM              125581801      678    20015 SH       Sole                                      20015
Coca-Cola                      COM              191216100     4649    92764 SH       Sole                                      92764
Colgate Palmolive              COM              194162103     5473    69492 SH       Sole                                      69492
ConocoPhillips Com             COM              20825C104     3976    80989 SH       Sole                                      80989
Dell Computer                  COM              24702R101      858    71178 SH       Sole                                      71178
Diageo P L C Spnsrd Adr New    COM              25243Q205     4441    70778 SH       Sole                                      70778
Duke Energy Corp               COM              26441c105      461    28822 SH       Sole                                      28822
Enterprise Gp Hldgs Lp Unit Lp COM              293716106      560    11810 SH       Sole                                      11810
Exelon Corp Com                COM              30161N101     1761    46366 SH       Sole                                      46366
Exxon Mobil Corp Com           COM              30231G102    12389   217086 SH       Sole                                     217086
General Electric Co            COM              369604103      317    21957 SH       Sole                                      21957
Home Depot                     COM              437076102     3540   126112 SH       Sole                                     126112
Hugoton Rty Tr Tex Unit Ben In COM              444717102      215    11315 SH       Sole                                      11315
International Pwr Grou Com     COM              46018A100        0    11525 SH       Sole                                      11525
Johnson & Johnson              COM              478160104    10387   175880 SH       Sole                                     175880
Kinder Morgan Mgmt Llc Shs     COM              49455U100     7496   132462 SH       Sole                                     132462
Lowes Cos Inc Com              COM              548661107     1303    63818 SH       Sole                                      63818
Mcdonalds                      COM              580135101     4227    64170 SH       Sole                                      64170
Microsoft                      COM              594918104     3576   155395 SH       Sole                                     155395
Nasdaq 100 Tr Unit Ser 1       COM              73935A104    13733   321529 SH       Sole                                     321529
Netlist Corp Com               COM              64114J107        0    25000 SH       Sole                                      25000
North European Oil Royalty Tru COM              659310106      206     7775 SH       Sole                                       7775
Oracle Corp Com                COM              68389X105     3766   175501 SH       Sole                                     175501
Penn West Energy Tr Tr Unit    COM              707885109      222    11660 SH       Sole                                      11660
Pepsico                        COM              713448108     4609    75619 SH       Sole                                      75619
Pfizer                         COM              717081103     5439   381430 SH       Sole                                     381430
Philip Morris Intl Inc Com     COM              718172109     6590   143755 SH       Sole                                     143755
Proctor & Gamble               COM              742718109     6558   109336 SH       Sole                                     109336
Progress Energy Inc            COM              743263105      293     7478 SH       Sole                                       7478
Proshares Tr Pshs Ult Mcp Val  COM              74347R495      226     9670 SH       Sole                                       9670
Proshares Tr Ultra S&P 500     COM              74347R107      457    14180 SH       Sole                                      14180
Provident Energy Tr Unit       COM              74386K104      765   111350 SH       Sole                                     111350
Sanofi-Aventis Sponsored ADR   COM              80105N105     4678   155637 SH       Sole                                     155637
Sirius Satellite Radio Com     COM              82967N108       45    47289 SH       Sole                                      47289
Southern Co Com                COM              842587107      211     6355 SH       Sole                                       6355
United States Natl Gas Unit    COM              912318102      359    46385 SH       Sole                                      46385
Vanguard Intl Eqty Idx Emr Mkt COM              922042858    15993   420984 SH       Sole                                     420984
Vanguard World Fds Utilities E COM              92204A876      825    13770 SH       Sole                                      13770
Verizon Communications Com     COM              92343V104     1226    43741 SH       Sole                                      43741
Wal-Mart Stores Inc            COM              931142103     1845    38378 SH       Sole                                      38378
Walgreens, Inc.                COM              931422109     1146    42903 SH       Sole                                      42903
iShares Tr Msci Emerg Mkt      COM              464287234      340     9110 SH       Sole                                       9110
iShares Tr Msci Val Idx        COM              464288877      989    23978 SH       Sole                                      23978
iShares Tr S&P Gbl Energy      COM              464287341     9070   310075 SH       Sole                                     310075
iShares Tr S&P Midcap Value    COM              464287705     3004    46860 SH       Sole                                      46860
iShares Tr S&P Smlcp Value     COM              464287879    17066   298303 SH       Sole                                     298303